Redeemable Convertible Preferred Shares - Summary of Redeemable Convertible Preferred Shares (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Temporary Equity [Line Items]
Repurchase of preferred shares	$ (1,287)	$ (59,082)
Initial Public Offering [Member]
Temporary Equity [Line Items]
Converted to common shares upon IPO		470,759
Series E Tranche 1 Preferred Shares [Member]
Temporary Equity [Line Items]
BCF upon Series E	$ 52,377
Series D Preferred Stock [Member]
Temporary Equity [Line Items]
Accretion of Series D to convertible redeemable preferred shares redemption value		1,870	$ 4,300
Accretion of Series E to convertible redeemable preferred shares redemption value		$ (1,870)	(4,300)
Convertible Redeemable Preferred Shares [Member] | Series E Tranche 1 Preferred Shares [Member]
Temporary Equity [Line Items]
Beginning balance
Addition	$ 275,314
Exercise of Series E subsequent sale rights	28,568
BCF upon Series E	(53,486)
Amortisation of BCF of Series E	4,139
Accretion of Series E to convertible redeemable preferred shares redemption value	12,754
Acceleration of amortization of BCF of Series E upon IPO	49,346
Converted to common shares upon IPO	$ (344,031)
Ending balance
Convertible Redeemable Preferred Shares [Member] | Series E Tranche 1 Preferred Shares [Member] | Initial Public Offering [Member]
Temporary Equity [Line Items]
Deemed dividend to preferred shareholders upon IPO	$ 27,396
Convertible Redeemable Preferred Shares [Member] | Series D Preferred Stock [Member]
Temporary Equity [Line Items]
Beginning balance		$ 40,290	$ 35,990
Deemed dividend to preferred shareholders upon IPO		279
Accretion of Series D to convertible redeemable preferred shares redemption value		1,870	$ 4,300
Repurchase of preferred shares		$ (15,003)
Ending balance			$ 40,290
Convertible Redeemable Preferred Shares [Member] | Series D Preferred Stock [Member] | Initial Public Offering [Member]
Temporary Equity [Line Items]
Deemed dividend to preferred shareholders upon IPO		$ 4,008
Converted to common shares upon IPO		$ (31,444)